Convertible Loans - Schedule of Fair Value of the Promissory Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2026	Oct. 31, 2025
Schedule of Fair Value of the Promissory Notes [Line Items]
Balance at beginning	$ 1,760,066
Convertible Loans [Member]
Schedule of Fair Value of the Promissory Notes [Line Items]
Balance at beginning
Proceeds received from issuance of convertible loans	7,875,000	2,250,000
Finance expenses	886,310	209,196
Issuance of shares upon conversion of convertible loans	(8,899,559)	(699,130)
Balance at ending	$ 1,621,817	$ 1,760,066